Income tax - Summary of analysis of other comprehensive income by item (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign exchange variation of investees located abroad
Before tax	R$ 20,977	R$ 57,439	R$ 6,823
(Charge) / Credit	0	0	0
After tax	20,977	57,439	6,823
Gains (losses) on net investment hedge
Before tax	(29,700)	(91,762)	(10,543)
(Charge) / Credit	10,942	31,199	3,410
After tax	(18,758)	(60,563)	(7,133)
Changes in the fair value of financial assets at fair value
Before tax	(914,914)	40,979	1,057
(Charge) / Credit	365,897	(16,776)	(359)
After tax	(549,017)	24,203	698
Balance
Before tax	(923,637)	6,656	(2,663)
Tax relating to components of other comprehensive income	376,839	14,423	3,051
Other comprehensive income (loss) for the period, net of tax	R$ (546,798)	R$ 21,079	R$ 388